Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—95.6%
		Aerospace/Defense—1.0%
$ 4,677,588		TransDigm, Inc., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 5/30/2025	$ 4,563,829
5,784,434		TransDigm, Inc., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 6/9/2023	5,661,515
		TOTAL	10,225,344
		Automotive—2.9%
1,920,064		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.740% (1-month USLIBOR +2.250%), 4/6/2024	1,879,656
2,475,000		Autodata, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 12/14/2024	2,437,875
2,500,000		Autodata, Inc., Term Loan—2nd Lien, 9.748% (1-month USLIBOR +7.250%), 12/14/2025	2,490,625
4,000,000		Dana, Inc., Term Loan—1st Lien, 4.748% (1-month USLIBOR +2.250%), 2/28/2026	3,970,000
3,950,104		Dexko Global, Inc., Term Loan—1st Lien, 5.998% (1-month USLIBOR +3.500%), 7/24/2024	3,897,765
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.851% (3-month USLIBOR +8.250%), 7/24/2025	3,980,000
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.490% (1-month USLIBOR +2.000%), 3/7/2025	1,950,000
4,500,000	[2]	Panther BF Aggregator 2 LP, Term Loan—1st Lien, (3-month USLIBOR +3.500%), 3/18/2026	4,454,955
3,830,707		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 6/30/2022	3,790,025
		TOTAL	28,850,901
		Building Materials—1.9%
1,960,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 10/31/2023	1,915,743
3,975,000		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 5.626% (3-month USLIBOR +3.000%), 8/1/2024	3,953,456
3,815,987		HD Supply, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +1.750%), 10/17/2023	3,776,873
1,975,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.601% (3-month USLIBOR +2.000%), 12/14/2024	1,948,663
7,452,456		NCI Building Systems, Inc., Term Loan—1st Lien, 6.546% (3-month USLIBOR +3.750%), 4/12/2025	7,163,673
		TOTAL	18,758,408
		Cable Satellite—4.8%
3,939,924		Altice Financing SA, Term Loan—1st Lien, 5.233% (1-month USLIBOR +2.750%), 7/15/2025	3,764,598
6,000,000		Altice US Finance I Corp., Term Loan—1st Lien, 4.733% (1-month USLIBOR +2.250%), 1/15/2026	5,839,500
5,925,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.500% (1-month USLIBOR +2.000%), 4/30/2025	5,892,798
1,934,297		CSC Holdings LLC, Term Loan—1st Lien, 4.733% (1-month USLIBOR +2.250%), 7/17/2025	1,882,487
1,488,750		CSC Holdings LLC, Term Loan—1st Lien, 4.983% (1-month USLIBOR +2.500%), 1/25/2026	1,461,141
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.239% (1-month USLIBOR +3.750%), 11/27/2023	2,387,877
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.989% (1-month USLIBOR +4.500%), 1/2/2024	1,005,625
3,952,475		SFR Group SA, Term Loan—1st Lien, 6.171% (1-month USLIBOR +3.687%), 1/31/2026	3,758,804
12,065,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.733% (1-month USLIBOR +2.250%), 8/15/2026	11,832,688
6,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.983% (1-month USLIBOR +2.500%), 1/15/2026	6,438,477
4,000,000		Ziggo Secured Finance Partnership, Term Loan—1st Lien, 4.983% (1-month USLIBOR +2.500%), 4/15/2025	3,901,660
		TOTAL	48,165,655
		Chemicals—4.1%
5,311,209		Alpha 3 BV, Term Loan—1st Lien, 5.601% (3-month USLIBOR +3.000%), 1/31/2024	5,207,481
3,900,656		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 4.351% (3-month USLIBOR +1.750%), 6/1/2024	3,823,872
3,990,000		Element Solutions, Inc., Term Loan—1st Lien, 4.748% (1-month USLIBOR +2.250%), 1/31/2026	3,962,589
4,702,725		H.B Fuller Co., Term Loan—1st Lien, 4.487% (1-month USLIBOR +2.000%), 10/20/2024	4,627,787
6,000,000		Messer Industries USA, Inc., Term Loan—1st Lien, 5.101% (3-month USLIBOR +2.750%), 3/1/2026	5,887,530
94,915		Polar US Borrower LLC, Term Loan—1st Lien, 7.351% (3-month USLIBOR +4.750%), 10/16/2025	95,034
3,396,305		Polar US Borrower LLC, Term Loan—1st Lien, 7.351% (3-month USPrime +3.750%), 10/16/2025	3,400,550
4,535,166		PQ Corp., Term Loan—1st Lien, 5.244% (3-month USLIBOR +2.500%), 2/8/2025	4,491,946
5,000,000		Starfruit US Holdco LLC, Term Loan—1st Lien, 5.740% (1-month USLIBOR +3.250%), 10/1/2025	4,940,650
975,000		Versum Materials, Inc., Term Loan—1st Lien, 4.601% (3-month USLIBOR +2.000%), 9/29/2023	973,986
1

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,099,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.351% (3-month USLIBOR +1.750%), 4/3/2025	$ 1,085,759
1,885,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.351% (3-month USLIBOR +1.750%), 4/3/2025	1,861,301
		TOTAL	40,358,485
		Construction Machinery—0.1%
1,243,750		United Rentals North America, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 10/31/2025	1,240,753
		Consumer Cyclical Services—2.0%
4,421,250		Constellis Holdings LLC, Term Loan—1st Lien, 7.744% (3-month USLIBOR +5.000%), 4/21/2024	4,233,347
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.744% (3-month USLIBOR +9.000%), 4/21/2025	2,872,500
3,357,337		Garda World Security Corp., Term Loan—1st Lien, 6.115% (3-month USLIBOR +3.500%), 5/26/2024	3,321,245
8,564		Garda World Security Corp., Term Loan—1st Lien, 8.000% (USPrime +2.500%), 5/26/2024	8,472
507,273		ServiceMaster Co. LLC, Term Loan—1st Lien, 4.989% (1-month USLIBOR +2.500%), 11/8/2023	506,799
5,799,192		USAGM HoldCo LLC, Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 7/28/2022	5,622,317
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 10.998% (1-month USLIBOR +8.500%), 7/28/2023	2,934,000
		TOTAL	19,498,680
		Consumer Products—2.1%
7,463,729		Diamond BC BV, Term Loan—1st Lien, 5.744% (3-month USLIBOR +3.000%), 9/6/2024	7,193,169
1,500,000		Energizer Holdings, Inc., Term Loan—1st Lien, 4.812% (3-month USLIBOR +2.500%), 12/17/2025	1,485,000
1,800,950		Prestige Brands, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 1/26/2024	1,784,913
429,269		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.989% (1-month USLIBOR +3.500%), 11/8/2023	320,879
1,523,325		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.981% (1-month USLIBOR +3.500%), 11/8/2023	1,138,685
2,746,667		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 10.488% (1-month USLIBOR +8.000%), 11/8/2024	1,404,233
3,000,000		SP PF Buyer LLC, Term Loan—1st Lien, 7.058% (2-month USLIBOR +4.500%), 11/30/2025	2,979,375
4,850,000		Welbilt, Inc., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 10/23/2025	4,789,375
		TOTAL	21,095,629
		Diversified Manufacturing—1.9%
4,788,859		Dynacast International LLC, Term Loan—1st Lien, 5.851% (3-month USLIBOR +3.250%), 1/28/2022	4,720,019
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 11.101% (3-month USLIBOR +8.500%), 1/30/2023	1,940,000
2,015,785		Gardner Denver, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 7/30/2024	2,017,045
3,429,148		Gates Global LLC, Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 3/31/2024	3,390,261
6,932,481		Titan Acquisition Ltd., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 3/28/2025	6,466,272
		TOTAL	18,533,597
		Finance Companies—0.3%
2,827,233		Avolon Holdings Ltd., Term Loan—1st Lien, 4.487% (1-month USLIBOR +2.000%), 1/15/2025	2,808,418
		Financial Institutions—1.4%
10,473,750		Sedgwick, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 12/31/2025	10,276,267
3,904,810		WEX, Inc., Term Loan—1st Lien, 4.748% (1-month USLIBOR +2.250%), 7/1/2023	3,876,578
		TOTAL	14,152,845
		Food & Beverage—1.5%
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 3/11/2025	1,390,033
1,942,355		Aramark Services, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 3/28/2024	1,930,526
5,775,440		Del Monte Foods, Inc., Term Loan—1st Lien, 5.901% (3-month USLIBOR +3.250%), 2/18/2021	4,605,915
15,240		Del Monte Foods, Inc., Term Loan—1st Lien, 7.750% (USPrime +2.250%), 2/18/2021	12,153
2,976,137		Post Holdings, Inc., Term Loan—1st Lien, 4.490% (1-month USLIBOR +2.000%), 5/24/2024	2,954,991
3,783,025		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 6/27/2023	3,734,016
		TOTAL	14,627,634
		Gaming—4.6%
1,201,250		Affinity Gaming LLC, Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 7/1/2023	1,155,002
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.748% (1-month USLIBOR +8.250%), 1/31/2025	2,885,010
1,818,138		Boyd Gaming Corp., Term Loan—1st Lien, 4.657% (Weekly USLIBOR +2.250%), 9/15/2023	1,805,511
2

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$5,925,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 10/6/2024	$ 5,802,056
6,418,750		Caesars Resort Collection, Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 12/22/2024	6,344,228
3,639,310		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.875% (2-month USLIBOR +2.250%), 4/17/2024	3,613,162
1,972,525		Golden Entertainment, Inc., Term Loan—1st Lien, 5.500% (1-month USLIBOR +3.000%), 10/20/2024	1,957,731
4,950,000		Las Vegas Sands Corp., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 3/27/2025	4,870,058
7,697,682		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 6.498% (1-month USLIBOR +4.000%), 10/13/2023	7,310,411
2,992,500		Penn National Gaming, Inc., Term Loan—1st Lien, 4.748% (1-month USLIBOR +2.250%), 10/15/2025	2,966,316
3,858,112		Star Group Holdings BV, Term Loan—1st Lien, 6.101% (3-month USLIBOR +3.500%), 7/10/2025	3,857,668
2,840,540		Station Casinos LLC, Term Loan—1st Lien, 5.000% (1-month USLIBOR +2.500%), 6/8/2023	2,816,765
		TOTAL	45,383,918
		Health Care—15.9%
4,828,380		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 2/16/2023	4,798,203
4,325,304		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.738% (1-month USLIBOR +3.250%), 4/28/2022	4,083,823
2,468,750		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.735% (1-month USLIBOR +4.250%), 3/14/2025	2,326,797
7,512,170		Avantor, Inc., Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 11/22/2024	7,533,279
2,955,000		Carestream Dental LLC, Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 9/1/2024	2,836,800
1,525,934		Carestream Health, Inc., Term Loan—1st Lien, 8.248% (1-month USLIBOR +5.750%), 2/28/2021	1,495,416
6,792,517		Carestream Health, Inc., Term Loan—2nd Lien, 11.998% (1-month USLIBOR +9.500%), 6/7/2021	6,690,630
2,653,305		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.744% (3-month USLIBOR +3.000%), 6/7/2023	2,643,355
1,489,274		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.499% (1-month USLIBOR +3.000%), 6/7/2023	1,483,689
6,590,643		Civitas Solutions, Inc., Term Loan—1st Lien, 6.750% (1-month USLIBOR +4.250%), 3/8/2026	6,621,553
409,357		Civitas Solutions, Inc., Term Loan—1st Lien, 6.750% (1-month USLIBOR +4.250%), 3/8/2026	411,277
5,917,386		Endo Luxembourg Finance, Term Loan—1st Lien, 6.750% (1-month USLIBOR +4.250%), 4/27/2024	5,824,927
8,977,500		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 10/11/2025	8,420,177
4,950,000		Exactech, Inc., Term Loan, 6.249% (1-month USLIBOR +3.750%), 2/14/2025	4,943,812
7,362,531		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 4.659% (Weekly USLIBOR +2.250%), 1/31/2025	7,326,123
203,519		HCA, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 3/18/2023	203,534
495,000		HCA, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 3/13/2025	495,042
2,481,250		IMS Health, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 6/11/2025	2,458,757
985,000		IMS Health, Inc., Term Loan—1st Lien, 4.601% (3-month USLIBOR +2.000%), 1/18/2025	983,523
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 4.601% (3-month USLIBOR +2.000%), 3/7/2024	1,558,786
3,942,469		MH Sub I LLC, Term Loan—1st Lien, 6.235% (1-month USLIBOR +3.750%), 9/15/2024	3,895,376
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 9.985% (1-month USLIBOR +7.500%), 9/15/2025	3,950,000
7,846,129		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 5.351% (3-month USLIBOR +2.750%), 6/7/2023	7,612,628
9,960,653		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 6/30/2025	9,607,847
4,278,005		PCI Pharma Services, Term Loan—1st Lien, 6.610% (3-month USLIBOR +4.000%), 6/30/2023	4,261,963
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 11.360% (3-month USLIBOR +8.750%), 7/1/2024	2,992,500
3,890,000		Precyse Acquisition Corp., Term Loan—1st Lien, 6.993% (1-month USLIBOR +4.500%), 10/20/2022	3,744,125
5,614,223		Press Ganey Holdings, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 10/23/2023	5,510,724
1,348,321		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.998% (1-month USLIBOR +6.500%), 10/21/2024	1,351,132
3,534,091		Radnet Management, Inc., Term Loan—1st Lien, 6.528% (3-month USLIBOR +3.750%), 7/1/2023	3,542,926
9,975,000		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 6.981% (3-month USLIBOR +4.500%), 11/16/2025	9,886,173
8,191,416		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 5.498% (1-month USLIBOR +3.000%), 5/15/2022	8,063,425
3,668,845		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.750% (1-month USLIBOR +3.250%), 8/31/2024	3,609,996
9,819,736		Team Health Holdings, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 2/6/2024	8,764,114
2,462,500		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 8/31/2024	2,425,562
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 9.498% (1-month USLIBOR +7.000%), 8/30/2025	247,500
4,500,000		VVC Holding Corp., Term Loan—2nd Lien, 7.197% (3-month USLIBOR +4.500%), 2/11/2026	4,449,375
3

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 890,441		Vizient, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 2/13/2023	$ 888,772
		TOTAL	157,943,641
		Independent Energy—1.6%
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.870% (1-month USLIBOR +10.375%), 12/31/2021	3,170,640
3,000,000		California Resources Corp., Term Loan—1st Lien, 7.245% (1-month USLIBOR +4.750%), 12/31/2022	2,959,695
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.748% (1-month USLIBOR +5.250%), 4/11/2022	1,827,444
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.748% (1-month USLIBOR +7.250%), 4/11/2023	2,864,250
5,500,000		Ultra Resources, Inc., Term Loan—1st Lien, 6.490% (1-month USLIBOR +4.000%), 4/12/2024	4,797,045
		TOTAL	15,619,074
		Industrial - Other—3.4%
1,776,667		Accudyne Industries Borrower SCA, Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 8/18/2024	1,776,827
9,750,140		Altra Industrial Motion Corp., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 10/1/2025	9,591,701
1,985,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 3/9/2025	1,894,434
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.748% (1-month USLIBOR +7.250%), 3/9/2026	1,522,609
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 10.307% (1-month USLIBOR +7.500%), 12/1/2025	1,503,750
9,907,481		Filtration Group Corp., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 3/29/2025	9,866,216
2,962,500		Greenrock Finance, Inc., Term Loan—1st Lien, 6.150% (6-month USLIBOR +3.500%), 6/28/2024	2,949,539
4,987,500		Resideo Funding, Inc., Term Loan—1st Lien, 4.610% (3-month USLIBOR +2.000%), 10/25/2025	4,981,266
		TOTAL	34,086,342
		Insurance - P&C—5.5%
3,837,027		AmWINS Group, Inc., Term Loan—1st Lien, 5.249% (1-month USLIBOR +2.750%), 1/25/2024	3,793,515
1,135,029		AmWINS Group, Inc., Term Loan—1st Lien, 5.243% (1-month USLIBOR +2.750%), 1/25/2024	1,122,157
7,845,824		AssuredPartners, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 10/22/2024	7,614,372
2,860,848		Asurion LLC, Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 11/3/2023	2,852,223
6,957,475		Asurion LLC, Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 11/3/2024	6,920,809
5,000,000		Asurion LLC, Term Loan—2nd Lien, 8.998% (1-month USLIBOR +6.500%), 8/4/2025	5,080,725
7,930,025		Hub International Ltd., Term Loan—1st Lien, 5.514% (3-month USLIBOR +2.750%), 4/25/2025	7,683,044
10,335,308		NFP Corp., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 1/8/2024	9,987,422
9,607,462		USI, Inc./NY, Term Loan—1st Lien, 5.601% (3-month USLIBOR +3.000%), 5/16/2024	9,343,257
		TOTAL	54,397,524
		Leisure—1.2%
1,960,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.733% (1-month USLIBOR +2.250%), 12/15/2023	1,961,225
5,000,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 5.599% (3-month USLIBOR +3.000%), 3/20/2026	4,971,250
980,000		Cedar Fair LP, Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 4/13/2024	979,696
4,396,213		Hoya Midco LLC, Term Loan—1st Lien, 5.998% (1-month USLIBOR +3.500%), 6/30/2024	4,264,348
		TOTAL	12,176,519
		Lodging—2.5%
2,500,000		Aimbridge Acquisition, Co., Term Loan—1st Lien, 6.239% (1-month USLIBOR +3.750%), 2/1/2026	2,500,000
4,902,613		Belmond Interfin Ltd., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 7/3/2024	4,900,554
4,927,398		Four Seasons Hotels Ltd., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 11/30/2023	4,896,084
1,707,859		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 4.235% (1-month USLIBOR +1.750%), 10/25/2023	1,705,861
4,941,231		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 7/31/2024	4,923,492
3,930,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.780% (3-month USLIBOR +2.000%), 5/11/2024	3,898,069
2,492,487		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 5/30/2025	2,464,447
		TOTAL	25,288,507
		Media Entertainment—5.2%
1,912,975		AVSC Holding Corp., Term Loan—1st Lien, 5.752% (1-month USLIBOR +3.250%), 3/1/2025	1,867,542
127,532		AVSC Holding Corp., Term Loan—1st Lien, 5.851% (3-month USLIBOR +3.250%), 3/1/2025	124,503
929,103		AVSC Holding Corp., Term Loan—1st Lien, 5.732% (Weekly USLIBOR +3.250%), 3/1/2025	907,037
4

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$ 992,871		AVSC Holding Corp., Term Loan—1st Lien, 5.879% (3-month USLIBOR +3.250%), 3/1/2025	$ 969,290
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.986% (3-month USLIBOR +7.250%), 9/1/2025	2,823,750
1,650,000		CBS Outdoor Americas Capital LLC / Corp., Term Loan—1st Lien, 4.490% (1-month USLIBOR +2.000%), 3/16/2024	1,644,077
3,097,790		CBS Radio, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 11/17/2024	3,018,796
7,415,212		Comet Bidco Ltd., Term Loan—1st Lien, 7.628% (3-month USLIBOR +5.000%), 9/30/2024	7,248,370
985,000		E.W. Scripps Co., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 10/2/2024	959,144
4,721,195		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 5.239% (1-month USLIBOR +2.750%), 5/22/2024	4,626,771
3,273,333		Entravision Communications Corp., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 11/30/2024	3,135,591
2,992,500		Gray Television, Inc., Term Loan—1st Lien, 4.981% (1-month USLIBOR +2.250%), 1/2/2026	2,963,982
742,500		Lamar Media Corp., Term Loan—1st Lien, 4.250% (1-month USLIBOR +1.750%), 3/16/2025	741,884
1,093,750		Match Group, Inc., Term Loan—1st Lien, 5.089% (2-month USLIBOR +2.500%), 11/16/2022	1,095,123
137,563		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.751% (1-month USLIBOR +2.250%), 1/17/2024	135,638
4,488,750		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 10/20/2025	4,460,695
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 9.495% (1-month USLIBOR +7.000%), 10/19/2026	4,455,000
747,435		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.745% (3-month USLIBOR +2.250%), 1/17/2024	736,978
977,588		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.492% (1-month USLIBOR +2.000%), 10/4/2023	961,839
751,204		Tribune Media Co., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 1/27/2024	751,673
60,271		Tribune Media Co., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 12/27/2020	60,337
3,692,589		Urban One, Inc., Term Loan—1st Lien, 6.500% (1-month USLIBOR +4.000%), 4/18/2023	3,544,904
5,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.623% (1-month USLIBOR +2.125%), 11/1/2023	4,904,700
		TOTAL	52,137,624
		Midstream—0.5%
2,314,001		Gulf Finance LLC, Term Loan—1st Lien, 7.750% (1-month USLIBOR +5.250%), 8/25/2023	1,853,607
1,385,314		Gulf Finance LLC, Term Loan—1st Lien, 7.859% (3-month USLIBOR +5.250%), 8/25/2023	1,109,693
2,502,500		Summit Midstream Holdings LLC, Term Loan—1st Lien, 8.498% (1-month USLIBOR +6.000%), 5/13/2022	2,486,859
		TOTAL	5,450,159
		Oil Field Services—0.2%
2,048,194		Apergy Corp., Term Loan—1st Lien, 5.028% (1-month USLIBOR +2.500%), 5/9/2025	2,035,392
30,120		Apergy Corp., Term Loan—1st Lien, 7.000% (USPrime +1.500%), 5/9/2025	29,932
		TOTAL	2,065,324
		Packaging—3.9%
769,231		Anchor Glass Container Corp., Term Loan—1st Lien, 5.231% (1-month USLIBOR +2.750%), 12/7/2023	620,196
208,356		Anchor Glass Container Corp., Term Loan—1st Lien, 5.249% (1-month USLIBOR +2.750%), 12/7/2023	167,989
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 10.230% (1-month USLIBOR +7.750%), 12/7/2024	283,750
1,246,778		Berry Global, Inc., Term Loan—1st Lien, 4.242% (1-month USLIBOR +1.750%), 2/8/2020	1,244,608
980,000		Berry Plastics Corp., Term Loan—1st Lien, 4.492% (1-month USLIBOR +2.000%), 1/19/2024	974,370
14,782,196		Bway Corp., Term Loan—1st Lien, 6.032% (3-month USLIBOR +3.250%), 4/3/2024	14,458,836
4,461,098		Charter Nex US, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 5/17/2024	4,344,931
1,470,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.626% (3-month USLIBOR +3.000%), 12/29/2023	1,427,429
3,750		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.489% (1-month USLIBOR +3.000%), 12/29/2023	3,641
3,970,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.876% (3-month USLIBOR +3.250%), 6/29/2025	3,857,272
10,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.739% (1-month USLIBOR +3.250%), 6/29/2025	9,716
1,891,425		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.794% (3-month USLIBOR +4.000%), 10/19/2023	1,834,682
63,575		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.483% (1-month USLIBOR +4.000%), 10/19/2023	61,668
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 11.293% (3-month USLIBOR +8.500%), 10/21/2024	1,855,000
1,975,000		Multi-Color Corp., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 10/31/2024	1,972,847
5,396,638		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 10/17/2024	5,214,502
		TOTAL	38,331,437
5

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Pharmaceuticals—3.6%
$1,992,746		Bausch Health Cos, Inc., Term Loan—1st Lien, 5.480% (1-month USLIBOR +3.000%), 6/1/2025	$ 1,982,255
8,512,377		Jaguar Holding Co. II, Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 8/18/2022	8,440,362
5,042,896		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.351% (3-month USLIBOR +2.750%), 9/24/2024	4,704,089
4,347,376		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.692% (3-month USLIBOR +3.000%), 2/24/2025	4,111,879
7,899,912		Parexel International Corp., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 9/27/2024	7,630,485
1,907,558		Syneos Health, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 8/1/2024	1,897,486
7,600,000		Valeant Pharmaceuticals International, Term Loan—1st Lien, 5.230% (1-month USLIBOR +2.750%), 11/27/2025	7,522,252
		TOTAL	36,288,808
		Restaurants—0.7%
5,350,005		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.748% (1-month USLIBOR +2.250%), 2/17/2024	5,274,195
1,462,799		KFC Holding Co., Term Loan—1st Lien, 4.231% (1-month USLIBOR +1.750%), 4/3/2025	1,456,699
		TOTAL	6,730,894
		Retailers—1.4%
486,785		Michaels Stores, Inc., Term Loan—1st Lien, 4.991% (1-month USLIBOR +2.500%), 1/28/2023	477,658
1,365,894		Michaels Stores, Inc., Term Loan—1st Lien, 4.999% (1-month USLIBOR +2.500%), 1/28/2023	1,340,284
3,438,494		Party City Holdings, Inc., Term Loan—1st Lien, 5.000% (1-month USLIBOR +2.500%), 8/19/2022	3,418,430
2,910,000		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.994% (3-month USLIBOR +3.250%), 1/26/2023	2,224,695
1,469,982		Sally Holdings LLC, Term Loan—1st Lien, 4.750% (1-month USLIBOR +2.250%), 7/5/2024	1,444,264
4,937,500		Talbots, Inc., Term Loan—1st Lien, 9.498% (1-month USLIBOR +7.000%), 11/28/2022	4,801,719
		TOTAL	13,707,050
		Services—1.4%
3,873,955		Acosta Holdco, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 9/26/2021	1,825,156
6,189,981		Altran Technologies SA, Term Loan—1st Lien, 4.882% (3-month USLIBOR +2.250%), 3/21/2025	6,101,031
5,911,418		USIC Holdings, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 12/9/2023	5,775,958
		TOTAL	13,702,145
		Supermarkets—0.4%
4,442,258		Albertsons LLC, Term Loan—1st Lien, 5.479% (1-month USLIBOR +3.000%), 6/22/2023	4,410,074
		Technology—17.5%
3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 10.498% (1-month USLIBOR +8.000%), 8/8/2025	3,932,248
1,874,439		Almonde, Inc., Term Loan—1st Lien, 6.101% (3-month USLIBOR +3.500%), 6/16/2024	1,811,861
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.851% (3-month USLIBOR +7.250%), 6/13/2025	1,449,068
4,688,731		Applied Systems, Inc., Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 9/19/2024	4,652,089
1,995,000		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 6.851% (3-month USLIBOR +4.250%), 10/2/2025	1,957,684
5,000,000		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 6.748% (1-month USLIBOR +4.250%), 11/28/2025	4,993,775
4,000,000		BCPE Rover Merger Sub, Inc., Term Loan—2nd Lien, 10.748% (1-month USLIBOR +8.250%), 11/20/2026	3,955,000
2,500,000	[2]	Carbonite, Inc., Term Loan—1st Lien, (3-month USLIBOR +3.750%), 3/26/2026	2,501,562
4,927,462		CCC Information Services, Inc., Term Loan—1st Lien, 5.500% (1-month USLIBOR +3.000%), 4/27/2024	4,849,978
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 9.248% (1-month USLIBOR +6.750%), 4/27/2025	2,996,250
1,881,805		CDW LLC, Term Loan—1st Lien, 4.250% (1-month USLIBOR +1.750%), 8/17/2023	1,880,930
4,000,000		CommScope, Inc., Term Loan—1st Lien, 5.849% (3-month USLIBOR +3.250%), 2/7/2026	4,003,320
997,500		Compuware Corp., Term Loan—1st Lien, 5.998% (1-month USLIBOR +3.500%), 8/23/2025	999,999
2,581,901		Diebold, Inc., Term Loan—1st Lien, 5.250% (1-month USLIBOR +2.750%), 11/6/2023	2,418,596
3,990,000		Dynatrace LLC, Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 8/23/2025	3,979,526
1,911,765		Dynatrace LLC, Term Loan—2nd Lien, 9.498% (1-month USLIBOR +7.000%), 8/23/2026	1,909,977
4,987,500		Entergris, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 11/1/2025	4,968,797
6,982,500		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 10/1/2025	6,791,738
2,496,909		First Data Corp., Term Loan—1st Lien, 4.485% (1-month USLIBOR +2.000%), 4/26/2024	2,492,501
2,208,132		First Data Corp., Term Loan—1st Lien, 4.485% (1-month USLIBOR +2.000%), 7/10/2022	2,205,162
4,887,264		Hyland Software, Inc., Term Loan—1st Lien, 5.998% (1-month USLIBOR +3.500%), 7/1/2024	4,886,751
6

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$6,500,000		Hyland Software, Inc., Term Loan—2nd Lien, 9.498% (1-month USLIBOR +7.000%), 7/10/2025	$ 6,504,062
3,072,167		Infor US, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 2/1/2022	3,063,289
1,419,961		Informatica Corp., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 8/6/2022	1,419,677
4,975,000		Inovalon Holdings, Inc., Term Loan—1st Lien, 6.000% (1-month USLIBOR +3.500%), 4/2/2025	4,967,239
3,188,555		Ivanti Software, Inc., Term Loan—1st Lien, 6.750% (1-month USLIBOR +4.250%), 1/20/2024	3,170,635
1,424,996		JD Power & Associates, Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 9/7/2023	1,407,183
1,083,333		JD Power & Associates, Term Loan—2nd Lien, 10.998% (1-month USLIBOR +8.500%), 9/7/2024	1,077,917
4,889,510		Kronos, Inc., Term Loan—1st Lien, 5.736% (3-month USLIBOR +3.000%), 11/1/2023	4,852,496
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.986% (3-month USLIBOR +8.250%), 11/1/2024	3,565,082
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 11.500% (1-month USLIBOR +9.000%), 1/23/2025	1,941,250
3,990,000		Lumentum Holdings, Inc., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 12/10/2025	3,988,763
797,001		Microchip Technology, Inc., Term Loan—1st Lien, 4.500% (1-month USLIBOR +2.000%), 5/29/2025	789,828
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 11.248% (1-month USLIBOR +8.750%), 11/30/2026	983,335
3,935,050		NeuStar, Inc., Term Loan—1st Lien, 5.998% (1-month USLIBOR +3.500%), 8/8/2024	3,798,957
1,387,895		ON Semiconductor Corp., Term Loan—1st Lien, 4.248% (1-month USLIBOR +1.750%), 3/31/2023	1,376,515
2,372,652		Optiv Security, Inc., Term Loan—1st Lien, 5.739% (1-month USLIBOR +3.250%), 2/1/2024	2,271,814
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.748% (1-month USLIBOR +7.250%), 2/1/2025	3,790,000
1,985,000		Ping Identity Corp., Term Loan—1st Lien, 6.248% (1-month USLIBOR +3.750%), 1/25/2025	1,986,241
3,000,000	[2]	Project Alpha Intermediate Holding, Inc., Term Loan, (3-month USLIBOR +4.250%), 4/26/2024	2,985,000
1,977,500		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.740% (1-month USLIBOR +3.250%), 2/12/2025	1,965,764
1,000,000		Project Deep Blue Holdings LLC, Term Loan—2nd Lien, 9.740% (1-month USLIBOR +7.250%), 2/12/2026	992,500
4,987,500		Project Leopard Holdings, Inc., Term Loan—1st Lien, 6.748% (1-month USLIBOR +4.250%), 7/7/2023	4,940,742
5,885,175		Rackspace Hosting, Inc., Term Loan—1st Lien, 5.737% (3-month USLIBOR +3.000%), 11/3/2023	5,524,708
4,957,513		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 5.748% (1-month USLIBOR +3.250%), 5/30/2025	4,765,409
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.498% (1-month USLIBOR +7.000%), 5/29/2026	1,846,660
1,955,000		RP Crown Parent LLC, Term Loan—1st Lien, 5.243% (1-month USLIBOR +2.750%), 10/12/2023	1,932,400
802,637		Sabre GLBL, Inc., Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 2/22/2024	797,998
1,995,000		Severin Acquisition LLC, Term Loan—1st Lien, 5.988% (1-month USLIBOR +3.250%), 8/1/2025	1,941,384
1,970,038		Solarwinds Holdings, Inc., Term Loan—1st Lien, 5.248% (1-month USLIBOR +2.750%), 2/5/2024	1,952,800
5,000,000		Star Merger Sub, Inc., Term Loan—1st Lien, 7.489% (1-month USLIBOR +5.000%), 2/1/2026	4,953,125
3,912,651		Tempo Acquisition LLC, Term Loan—1st Lien, 5.498% (1-month USLIBOR +3.000%), 5/1/2024	3,881,370
4,316,216		Tibco Software, Inc., Term Loan—1st Lien, 6.000% (1-month USLIBOR +3.500%), 12/4/2020	4,305,425
4,602,465		Trans Union LLC, Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 4/9/2023	4,567,532
2,982,487		Trans Union LLC, Term Loan—1st Lien, 4.498% (1-month USLIBOR +2.000%), 6/19/2025	2,946,772
2,858,134		TTM Technologies, Inc., Term Loan—1st Lien, 5.001% (1-month USLIBOR +2.500%), 9/28/2024	2,840,271
		TOTAL	173,730,955
		Utility - Electric—1.2%
3,650,750		Calpine Construction Finance Co., Term Loan—1st Lien, 4.998% (1-month USLIBOR +2.500%), 1/15/2025	3,610,591
4,000,000	[2]	Calpine Corp., Term Loan—1st Lien, (3-month USLIBOR +2.500%), 4/1/2026	3,966,120
1,043,171		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.499% (1-month USLIBOR +2.000%), 12/31/2025	1,029,349
2,926,829		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.482% (1-month USLIBOR +2.000%), 12/31/2025	2,888,049
		TOTAL	11,494,109
		Wireless Communications—0.9%
5,850,152		Sprint Communications, Inc., Term Loan—1st Lien, 5.000% (1-month USLIBOR +2.500%), 2/3/2024	5,709,749
3,491,250		Sprint Communications, Inc., Term Loan—1st Lien, 5.500% (1-month USLIBOR +3.000%), 2/3/2024	3,443,245
		TOTAL	9,152,994
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $970,393,003)	950,413,447
		EXCHANGE-TRADED FUNDS—3.0%
625,000		Invesco Senior Loan ETF	14,150,000
7

Principal Amount or Shares		Value
	EXCHANGE-TRADED FUNDS—continued
350,000	SPDR Blackstone/GSO Senior Loan ETF	$ 16,117,500
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $30,293,180)	30,267,500
	INVESTMENT COMPANY—4.9%
48,337,064	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[3] (IDENTIFIED COST $48,349,338)	48,346,731
	TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $1,049,035,521)	1,029,027,678
	OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(34,321,784)
	TOTAL NET ASSETS—100%	$ 994,705,894
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2018	13,725,905
Purchases/Additions	428,112,754
Sales/Reductions	(393,501,595)
Balance of Shares Held 3/31/2019	48,337,064
Value	$ 48,346,731
Change in Unrealized Appreciation/Depreciation	$ (2,774)
Net Realized Gain/(Loss)	$ (10,952)
Dividend Income	$ 737,240
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	As loan has not yet settled, the coupon, final base rate and spread have not been assigned.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of
8

certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$950,413,447	$—	$ 950,413,447
Exchange-Traded Funds	30,267,500	—	—	30,267,500
Investment Company	48,346,731	—	—	48,346,731
TOTAL SECURITIES	$78,614,231	$950,413,447	$—	$1,029,027,678
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipts
9

High Yield Bond Portfolio
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.9%
	Aerospace/Defense—1.3%
$2,775,000	TransDigm UK Holdings PLC, Sr. Sub., 144A, 6.875%, 5/15/2026	$ 2,768,062
2,900,000	TransDigm, Inc. Sr. Sub. Note, 144A, 7.500%, 3/15/2027	2,976,125
5,275,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	5,486,000
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	9,014,433
1,475,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,465,560
850,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	876,563
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,655,631
	TOTAL	24,242,374
	Automotive—2.6%
8,125,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	6,012,500
2,300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,231,000
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	5,964,219
5,000,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	5,125,000
3,075,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,090,375
950,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	871,625
3,650,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	3,493,963
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	451,125
3,475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	3,502,209
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,073,625
7,250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	7,286,250
9,625,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	9,191,875
	TOTAL	48,293,766
	Banking—0.4%
6,950,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	7,428,577
	Building Materials—1.9%
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	925,875
6,475,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	6,588,312
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,734,920
5,900,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	5,798,520
1,440,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	1,477,800
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,025,000
5,375,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	4,847,014
8,750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	8,490,125
1,625,000	USG Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	1,656,281
	TOTAL	34,543,847
	Cable Satellite—8.6%
4,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,605,750
4,675,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	4,908,750
3,175,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,240,484
5,475,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	5,598,187
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,138,500
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	5,798,812
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,614,000
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	419,044
4,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	5,149,485

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 900,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	$ 919,125
2,175,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	2,240,903
2,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	2,345,750
4,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,834,375
2,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	3,041,254
5,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,342,500
2,525,000		CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,534,469
4,825,000		CSC Holdings LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,843,094
4,150,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,248,148
1,150,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	1,170,125
4,450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,661,375
1,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	1,326,000
2,300,000		Charter Communications Holdings II, 5.750%, 1/15/2024	2,366,125
2,425,000		DISH DBS Corp., 5.000%, 3/15/2023	2,191,594
775,000		DISH DBS Corp., 5.875%, 7/15/2022	752,951
5,800,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	4,893,750
6,375,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	5,562,187
1,025,000		Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	1,071,125
4,675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	4,569,812
1,975,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	2,015,093
4,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	4,194,750
2,800,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,845,500
6,950,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	7,228,000
3,075,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	3,167,250
1,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	1,889,313
10,000,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	9,850,000
8,625,000		Unitymedia KabelBW Gmbh, 144A, 6.125%, 1/15/2025	8,995,012
8,375,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	8,458,750
1,675,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,710,594
3,650,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	3,786,802
6,175,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	6,128,687
2,475,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	2,450,250
2,625,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,526,563
		TOTAL	157,634,238
		Chemicals—2.2%
2,125,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,077,188
7,225,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	7,008,250
5,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	4,911,500
4,600,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	4,633,810
7,400,000	[1]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,197,500
6,375,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	6,263,437
2,600,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	2,544,750
6,450,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	6,530,625
		TOTAL	40,167,060
		Construction Machinery—0.7%
5,575,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	5,436,740
2,200,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	2,321,000
1,900,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	1,947,500
1,600,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,620,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$ 804,063
	TOTAL	12,129,303
	Consumer Cyclical Services—0.3%
5,850,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	5,601,375
	Consumer Products—1.6%
2,900,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	2,979,750
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	919,219
3,300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	3,526,875
4,375,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	4,385,937
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	341,261
8,600,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	8,696,750
8,500,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	8,691,250
	TOTAL	29,541,042
	Diversified Manufacturing—1.4%
1,275,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	1,332,375
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,092,260
1,900,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	1,890,500
8,265,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	8,328,310
975,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	1,009,125
4,825,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,173,625
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,324,344
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,422,750
	TOTAL	26,573,289
	Environmental—0.3%
5,800,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	5,785,500
	Finance Companies—2.7%
1,600,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	1,652,000
1,000,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	1,020,000
575,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/15/2023	592,250
9,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,898,375
700,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	731,281
850,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	844,943
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	744,000
3,125,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	3,312,500
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,279,781
3,250,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	3,241,875
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	642,125
12,600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	13,104,000
11,375,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	11,460,312
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,457,000
	TOTAL	48,980,442
	Food & Beverage—2.6%
6,750,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	1,080,675
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,207,813
2,775,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,770,505
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	50,000
4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	5,078,906
7,650,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	7,363,125
1,900,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	1,935,625

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 5,425,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	$ 5,296,156
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	1,015,000
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,316,281
9,950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	10,037,062
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	7,064,063
	TOTAL	47,215,211
	Gaming—3.9%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,064,719
5,150,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	5,368,875
1,200,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	1,234,500
9,625,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	9,312,187
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	3,205,125
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,249,500
675,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	707,906
3,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.750%, 10/1/2020	3,364,000
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,432,250
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,930,563
2,575,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	2,620,063
4,975,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	5,180,219
5,125,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,112,187
3,650,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	3,558,750
6,850,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	6,884,250
7,475,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	7,811,375
7,250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	7,159,375
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,269,062
	TOTAL	71,464,906
	Health Care—11.0%
2,750,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,780,938
6,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	6,823,750
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	7,161,375
2,100,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	2,184,000
7,775,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	8,445,594
4,250,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	4,005,625
1,725,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,654,793
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	853,188
4,950,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,316,500
1,525,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	1,586,000
6,950,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	6,211,562
3,850,000	HCA, Inc., 4.750%, 5/1/2023	4,045,081
3,275,000	HCA, Inc., 5.000%, 3/15/2024	3,471,673
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,458,125
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,083,813
10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,784,375
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,507,875
3,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	3,392,000
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,993,392
1,400,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	1,547,420
6,800,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,982,784
6,075,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	6,318,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 4,200,000	MEDNAX Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	$ 4,257,750
11,575,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	11,575,000
16,325,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	15,549,562
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	5,891,987
11,200,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	11,312,000
5,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	5,568,750
5,875,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	5,346,250
775,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 8.875%, 4/15/2021	812,045
14,000,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	11,427,500
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,095,193
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	793,406
2,350,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	2,416,106
5,050,000	Tenet Healthcare Corp., 144A, 5.125%, 5/1/2025	5,088,127
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,150,200
1,875,000	Tenet Healthcare Corp., Sr. Secd. Note, 144A, 4.625%, 7/15/2024	1,886,719
725,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.500%, 4/1/2021	739,500
4,975,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2025	5,055,844
4,175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	4,315,906
6,825,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 10.375%, 3/1/2024	7,425,941
9,050,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	8,846,375
	TOTAL	203,162,024
	Health Insurance—0.4%
2,750,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,873,750
2,875,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	2,939,688
1,375,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	1,442,031
	TOTAL	7,255,469
	Independent Energy—5.7%
1,375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,359,531
225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	228,938
1,125,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	1,133,437
750,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	724,688
1,975,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	2,173,092
2,800,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,786,000
5,487,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	5,541,870
1,200,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,209,000
2,950,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	2,913,184
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	3,068,000
3,000,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,036,900
950,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	928,625
3,175,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	3,178,969
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	1,409,375
4,675,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	4,628,250
7,000,000	Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	6,746,250
5,150,000	EP Energy LLC / Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	2,871,125
925,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	955,063
1,600,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	1,688,000
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	2,258,784
2,400,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	2,181,000
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	934,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 3,875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	$ 3,861,631
2,300,000	Laredo Petroleum, 5.625%, 1/15/2022	2,113,125
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	1,256,500
923,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	934,538
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	952,375
4,325,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	4,130,375
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	977,438
4,225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,140,500
400,000	Parsley Energy LLC / Parsley Finance Corp., 144A, 6.250%, 6/1/2024	414,500
1,050,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	1,041,469
1,275,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	1,281,375
2,375,000	Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	2,380,937
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	2,131,875
1,500,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,365,000
4,075,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,799,937
1,050,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	1,032,937
3,750,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,486,150
425,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	405,875
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,638,375
4,475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	4,017,655
3,400,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	3,489,250
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	288,750
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	650,375
950,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	964,250
875,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	891,406
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	3,661,250
2,150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	2,117,750
	TOTAL	105,380,179
	Industrial - Other—0.9%
3,775,000	Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	3,973,187
6,550,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	5,878,625
3,325,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,304,219
2,525,000	Resideo Funding, Inc, Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	2,613,375
	TOTAL	15,769,406
	Insurance - P&C—3.1%
2,650,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	2,750,793
5,725,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	5,181,125
5,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	5,778,750
1,350,000	Ardonagh Midco Three PLC, 144A, 8.625%, 7/15/2023	1,161,000
7,750,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,207,500
16,775,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	16,649,187
5,050,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	4,343,000
7,475,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	7,176,000
7,675,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	7,473,531
	TOTAL	57,720,886
	Leisure—0.6%
1,825,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	1,801,047
6,300,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,245,190

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$3,300,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$ 3,225,750
		TOTAL	11,271,987
		Lodging—0.3%
4,225,000		Hilton Domestic Operations, Sr. Unsecd. Note, 144A, 5.125%, 5/1/2026	4,298,938
1,900,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,938,000
		TOTAL	6,236,938
		Media Entertainment—4.9%
3,025,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	3,009,875
4,550,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,583,670
4,950,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	4,950,000
6,350,000	[2,3]	Clear Channel Communications, Inc., Company Guarantee, 9.000%, 3/1/2021	4,508,500
550,000		Clear Channel International BV, Sr. Unsecd. Note, 144A, 8.750%, 12/15/2020	567,188
2,350,000		Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	2,417,563
3,275,000		Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	3,360,969
3,275,000		EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, 6/15/2024	3,479,687
5,150,000		Gannett Co., Inc., 6.375%, 10/15/2023	5,343,125
2,625,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	2,795,625
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	2,261,250
4,675,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	4,769,435
4,550,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	4,606,875
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	923,125
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	4,502,437
8,250,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	8,394,375
4,825,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	4,800,875
1,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	1,307,813
5,000,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	5,056,250
975,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	938,438
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,320,312
8,175,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	8,384,484
3,600,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	3,492,000
		TOTAL	90,773,871
		Metals & Mining—1.8%
4,375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,227,344
8,075,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	7,978,988
6,275,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	5,741,625
1,175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	1,220,531
4,775,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	4,918,250
1,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,616,000
675,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	688,500
1,275,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	1,319,625
450,000		Teck Resources Ltd., Sr. Unsecd. Note, 144A, 8.500%, 6/1/2024	482,517
1,575,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	1,641,170
2,650,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,830,387
		TOTAL	32,664,937
		Midstream—5.8%
1,525,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,557,406
1,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,339,875
6,225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,240,562
2,675,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,721,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	$ 4,152,480
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	576,691
6,500,000	CNX Midstream Partners LP / CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	6,321,250
775,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	814,719
3,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	4,142,000
2,400,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	2,715,120
6,825,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	7,004,156
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	1,438,500
1,750,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.875%, 1/15/2024	1,917,067
2,725,000	Ferrellgas LP / Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	2,391,188
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	2,820,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,904,875
7,500,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	7,777,500
5,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,889,687
4,800,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	4,699,680
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,239,938
4,075,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,881,437
8,250,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	8,208,750
4,000,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	3,795,000
350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	356,440
2,700,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,679,750
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,766,125
2,775,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2028	2,736,844
1,325,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/1/2025	1,358,125
4,450,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2027	4,572,375
3,475,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2026	3,690,450
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	648,750
1,275,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,301,061
186,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	191,580
1,650,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,734,563
625,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	590,625
	TOTAL	107,176,381
	Oil Field Services—1.9%
650,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	660,563
3,775,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,858,805
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,566,148
217,118	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	219,832
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	2,761,938
4,200,000	Sesi LLC, 7.125%, 12/15/2021	3,785,250
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	5,889,937
4,575,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	4,357,687
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,940,375
6,250,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	6,421,875
1,350,000	Weatherford International Ltd., 7.000%, 3/15/2038	772,875
3,000,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.250%, 6/15/2023	2,137,500
600,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.800%, 6/15/2037	342,000
	TOTAL	35,714,785
	Packaging—6.3%
7,525,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	7,534,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	$ 3,157,875
9,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	9,990,540
8,975,000	Berry Plastics Corp., 5.500%, 5/15/2022	9,143,281
5,400,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	5,381,370
12,975,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	12,561,357
2,775,000	Crown Americas LLC / Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,795,258
525,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	509,906
12,100,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,616,000
6,825,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	6,603,188
1,900,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	1,947,500
8,775,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	9,060,187
1,650,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	1,707,750
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,233,906
3,975,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,183,688
4,675,000	Reynolds Group Issuer, Inc. / LLC / LU, 144A, 7.000%, 7/15/2024	4,824,600
9,933,354	Reynolds Group Issuer, Inc. / LLC / LU, 5.750%, 10/15/2020	9,958,187
1,150,000	Reynolds Group, Sr. Unsecd. Note, 7.950%, 12/15/2025	1,147,125
1,425,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	1,485,563
2,725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	2,875,420
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,747,000
	TOTAL	116,464,107
	Paper—0.4%
2,150,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	2,064,000
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	5,976,563
	TOTAL	8,040,563
	Pharmaceuticals—4.2%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,793,750
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,489,875
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	906,719
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,458,188
1,430,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	1,442,269
4,264,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	4,322,630
10,800,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,719,000
9,575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	10,173,437
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,024,889
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	191,940
4,584,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	3,552,600
7,550,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	5,511,500
18,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	18,714,406
8,725,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	6,849,125
8,125,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	6,784,375
	TOTAL	76,934,703
	Refining—0.5%
8,375,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	8,500,625
	Restaurants—1.2%
14,025,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	13,888,957
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	517,125
925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	936,563
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,454,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$ 3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	$ 3,946,313
	TOTAL	21,742,958
	Retailers—1.2%
2,150,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 3/15/2023	1,612,500
2,000,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.625%, 5/15/2024	2,015,400
2,875,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	2,850,850
4,525,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	4,536,312
6,350,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	6,445,250
3,550,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	3,541,125
1,275,000	Rite Aid Corp., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2023	1,061,438
525,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	544,688
	TOTAL	22,607,563
	Supermarkets—0.8%
1,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,137,125
10,575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,085,906
3,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	3,958,500
	TOTAL	15,181,531
	Technology—8.8%
8,100,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	7,877,250
4,675,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	4,937,969
1,925,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	1,878,704
8,900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	9,437,600
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,492,375
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,295,719
8,125,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	7,992,969
16,725,000	First Data Corp., 144A, 5.750%, 1/15/2024	17,260,200
1,825,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,849,090
8,525,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	7,616,064
7,450,000	Infor Software Parent, Inc., 144A, 7.125%, 5/1/2021	7,497,382
10,150,000	Infor US, Inc., 6.500%, 5/15/2022	10,327,625
8,875,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	9,085,781
7,400,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,603,500
1,750,000	MSCI, Inc., 144A, 5.750%, 8/15/2025	1,846,250
2,075,000	NCR Corp., 6.375%, 12/15/2023	2,138,661
1,500,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,501,125
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,208,000
775,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	790,926
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, 144A, 5.625%, 12/15/2026	5,497,125
1,500,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	1,546,410
4,400,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	3,366,000
5,275,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,337,641
1,275,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	1,309,655
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	749,000
1,300,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	1,384,500
1,625,000	Solera LLC/Solera Finance, Inc., 144A, 10.500%, 3/1/2024	1,769,495
2,225,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	2,279,234
8,250,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	8,497,500
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	3,806,813
12,475,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	12,630,937

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 975,000	Vantiv LLC, Sr. Unsecd. Note, 144A, 4.375%, 11/15/2025	$ 1,007,302
5,650,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	5,402,812
	TOTAL	162,221,614
	Utility - Electric—2.5%
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	898,875
2,025,000	Calpine Corp., 144A, 5.875%, 1/15/2024	2,080,687
6,000,000	Calpine Corp., 5.750%, 1/15/2025	5,985,000
500,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	507,500
7,100,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	7,428,375
2,825,000	NRG Energy, Inc., 6.250%, 5/1/2024	2,920,344
6,075,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,561,000
2,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	3,173,827
700,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	744,625
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	422,021
6,475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	6,272,656
2,675,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	2,812,094
1,800,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,847,250
1,875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,954,688
3,050,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,179,625
	TOTAL	46,788,567
	Wireless Communications—4.1%
1,250,000	Altice France SA, 144A, 8.125%, 2/1/2027	1,265,625
1,350,000	Altice Luxembourg SA, 144A, 7.750%, 5/15/2022	1,353,375
7,875,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	6,930,000
1,325,000	Numericable Group SA, 144A, 6.250%, 5/15/2024	1,339,906
14,000,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	13,755,000
4,650,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,481,438
8,525,000	Sprint Corp., 7.125%, 6/15/2024	8,674,187
6,125,000	Sprint Corp., 7.875%, 9/15/2023	6,446,562
8,250,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,435,625
2,700,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,747,250
850,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	852,723
3,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,981,563
1,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,193,125
2,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,472,000
4,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,514,435
3,975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	4,134,000
1,900,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	2,033,000
	TOTAL	74,609,814
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,802,804,660)	1,785,819,838
	INVESTMENT COMPANY—2.6%
48,849,825	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[4] (IDENTIFIED COST $48,864,118)	48,859,595
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,851,668,778)	1,834,679,433
	OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	8,641,990
	TOTAL NET ASSETS—100%	$ 1,843,321,423

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2018	42,745,013
Purchases/Additions	141,320,217
Sales/Reductions	(135,215,405)
Balance of Shares Held 3/31/2019	48,849,825
Value	$ 48,859,595
Change in Unrealized Appreciation/Depreciation	$ 3,635
Net Realized Gain/(Loss)	$ 7,979
Dividend Income	$ 285,967
1	Subsequent to March 31, 2019, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,785,819,838	$—	$1,785,819,838
Investment Company	48,859,595	—	—	48,859,595
TOTAL SECURITIES	$48,859,595	$1,785,819,838	$—	$1,834,679,433
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—0.3%
	Other—0.2%
$ 2,825,238	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	$ 2,832,348
2,275,925	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	2,277,321
	TOTAL	5,109,669
	Student Loans—0.1%
1,187,701	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	1,186,563
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,296,490)	6,296,232
	COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
	Non-Agency Mortgage-Backed Securities—1.8%
882,664	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	805,454
453,699	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	299,769
3,156,358	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,162,924
312,867	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.405%, 8/25/2035	303,403
7,771,679	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	7,416,525
7,477,811	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	7,135,919
15,343,097	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	14,642,091
11,666,455	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	11,690,798
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,140,754)	45,456,883
	COMMERCIAL MORTGAGE-BACKED SECURITY—2.3%
	Agency Commercial Mortgage-Backed Security—2.3%
56,000,000	FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026 (IDENTIFIED COST $56,558,096)	57,833,647
	MORTGAGE-BACKED SECURITIES—92.2%
	Federal Home Loan Mortgage Corporation—42.4%
3,338,682	3.000%, 4/1/2031	3,377,739
3,807,661	3.000%, 1/1/2032	3,856,964
5,839,402	3.000%, 3/1/2032	5,902,239
4,992,459	3.000%, 3/1/2032	5,049,303
4,715,988	3.000%, 6/1/2032	4,766,736
6,839,165	3.000%, 6/1/2032	6,912,760
18,589,294	3.000%, 11/1/2032	18,777,712
3,075,663	3.000%, 12/1/2032	3,108,759
9,593,409	3.000%, 1/1/2033	9,702,638
31,688,662	3.000%, 2/1/2033	32,049,463
4,321,206	3.000%, 7/1/2033	4,370,406
28,037,364	3.000%, 1/1/2043	28,086,286
1,614,518	3.000%, 6/1/2045	1,611,786
10,200,367	3.000%, 10/1/2045	10,186,289
1,219,286	3.000%, 5/1/2046	1,216,841
9,238,202	3.000%, 6/1/2046	9,237,000
22,457,518	3.000%, 6/1/2046	22,384,417
11,408,406	3.000%, 7/1/2046	11,428,312
21,941,717	3.000%, 8/1/2046	21,870,295
3,262,098	3.000%, 9/1/2046	3,250,460
10,815,610	3.000%, 10/1/2046	10,790,544
1

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$11,154,492	3.000%, 10/1/2046	$ 11,118,183
9,753,664	3.000%, 10/1/2046	9,734,106
3,877,186	3.000%, 11/1/2046	3,863,354
9,234,937	3.000%, 11/1/2046	9,201,990
11,329,413	3.000%, 12/1/2046	11,317,318
21,448,271	3.000%, 1/1/2047	21,371,752
22,832,145	3.000%, 2/1/2047	22,750,689
17,980,147	3.000%, 5/1/2047	17,938,476
775,840	3.500%, 6/1/2026	794,046
351,195	3.500%, 6/1/2026	359,649
243,046	3.500%, 7/1/2026	249,095
10,652,012	3.500%, 7/1/2042	10,936,478
9,270,518	3.500%, 9/1/2043	9,477,532
6,591,607	3.500%, 5/1/2046	6,707,901
34,561,824	3.500%, 7/1/2046	35,182,392
61,968,891	3.500%, 7/1/2046	63,081,561
4,171,018	3.500%, 8/1/2046	4,245,910
24,360,808	3.500%, 9/1/2046	24,798,214
12,381,459	3.500%, 10/1/2046	12,650,202
79,020,660	3.500%, 11/1/2047	80,340,724
25,228,815	3.500%, 11/1/2047	25,650,270
36,238,210	3.500%, 12/1/2047	37,058,745
3,831,073	3.500%, 12/1/2047	3,897,467
28,222,745	3.500%, 2/1/2048	28,852,968
21,148,640	3.500%, 2/1/2048	21,594,459
35,314,273	3.500%, 3/1/2048	35,904,209
24,655	4.000%, 2/1/2020	24,753
306,253	4.000%, 5/1/2024	315,836
1,881,761	4.000%, 8/1/2025	1,940,643
192,658	4.000%, 5/1/2026	198,686
2,939,024	4.000%, 5/1/2026	3,030,989
2,295,889	4.000%, 12/1/2040	2,396,798
14,350,918	4.000%, 12/1/2041	14,941,304
1,916,852	4.000%, 1/1/2042	1,995,710
25,120,597	4.000%, 6/1/2047	26,350,296
26,139,588	4.000%, 10/1/2047	27,312,975
18,972,600	4.000%, 11/1/2047	19,646,398
15,456,896	4.000%, 12/1/2047	16,155,576
11,157,269	4.000%, 2/1/2048	11,556,999
30,784,908	4.000%, 4/1/2048	31,762,769
19,522,064	4.000%, 5/1/2048	20,136,068
10,187,604	4.000%, 6/1/2048	10,670,387
5,989	4.500%, 6/1/2019	5,987
24,223	4.500%, 3/1/2021	24,448
319,061	4.500%, 9/1/2021	325,504
221,329	4.500%, 7/1/2024	228,405
235,813	4.500%, 8/1/2024	243,474
617,048	4.500%, 9/1/2024	637,687
585,380	4.500%, 9/1/2024	604,678
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 315,009	4.500%, 6/1/2025	$ 325,081
1,332,258	4.500%, 11/1/2039	1,415,040
3,778,284	4.500%, 5/1/2040	4,011,873
369,985	4.500%, 6/1/2040	392,859
742,417	4.500%, 7/1/2040	788,316
2,406,420	4.500%, 8/1/2040	2,555,195
1,132,212	4.500%, 8/1/2040	1,202,210
7,073,735	4.500%, 9/1/2040	7,511,063
699,179	4.500%, 7/1/2041	741,750
436,285	4.500%, 7/1/2041	465,848
1,673,577	4.500%, 7/1/2041	1,775,475
12,104,128	4.500%, 2/1/2048	13,018,888
21,239,071	4.500%, 5/1/2048	22,207,025
16,791,825	4.500%, 8/1/2048	17,871,945
11,857,598	4.500%, 10/1/2048	12,381,324
2,109	5.000%, 7/1/2019	2,110
79,266	5.000%, 7/1/2020	79,726
23,176	5.000%, 10/1/2021	23,639
83,134	5.000%, 11/1/2021	84,854
83,114	5.000%, 12/1/2021	84,950
147,364	5.000%, 6/1/2023	152,049
110,886	5.000%, 7/1/2023	114,552
269,671	5.000%, 7/1/2023	279,268
111,047	5.000%, 7/1/2025	114,578
1,829,420	5.000%, 1/1/2034	1,967,280
631,708	5.000%, 5/1/2034	679,742
2,490	5.000%, 11/1/2035	2,692
172,645	5.000%, 4/1/2036	186,813
10,810	5.000%, 4/1/2036	11,679
806	5.000%, 4/1/2036	872
819,155	5.000%, 4/1/2036	885,742
85,323	5.000%, 5/1/2036	92,460
261,896	5.000%, 6/1/2036	282,557
130,557	5.000%, 6/1/2036	141,183
770,150	5.000%, 12/1/2037	834,603
120,543	5.000%, 5/1/2038	130,344
56,990	5.000%, 6/1/2038	61,623
131,069	5.000%, 9/1/2038	141,726
116,221	5.000%, 2/1/2039	125,670
52,717	5.000%, 3/1/2039	56,971
137,679	5.000%, 6/1/2039	148,701
4,009,975	5.000%, 10/1/2039	4,328,494
322,047	5.000%, 2/1/2040	347,426
717,887	5.000%, 8/1/2040	774,013
24,402,025	5.000%, 1/1/2049	25,875,151
20,688	5.500%, 3/1/2021	21,110
162,227	5.500%, 4/1/2021	165,088
7,513	5.500%, 1/1/2022	7,720
50,203	5.500%, 1/1/2022	51,582
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 144,962	5.500%, 1/1/2022	$ 148,812
168,758	5.500%, 2/1/2022	173,535
1,516,219	5.500%, 5/1/2034	1,655,392
128,226	5.500%, 3/1/2036	140,348
43,063	5.500%, 3/1/2036	47,194
106,272	5.500%, 3/1/2036	116,434
122,191	5.500%, 3/1/2036	133,474
317,242	5.500%, 6/1/2036	347,260
131,344	5.500%, 6/1/2036	143,947
96,087	5.500%, 6/1/2036	104,964
106,783	5.500%, 9/1/2037	116,523
363,587	5.500%, 9/1/2037	398,331
146,782	5.500%, 12/1/2037	160,534
27,211	5.500%, 3/1/2038	29,683
12,657	6.000%, 7/1/2029	13,944
42,709	6.000%, 2/1/2032	47,372
71,895	6.000%, 5/1/2036	81,064
87,173	6.000%, 8/1/2037	98,104
271,971	6.000%, 9/1/2037	306,616
16,846	6.500%, 3/1/2022	17,482
9,977	6.500%, 6/1/2029	11,129
11,249	6.500%, 6/1/2029	12,552
4,593	6.500%, 7/1/2029	5,087
291,310	6.500%, 11/1/2036	332,879
680,544	6.500%, 10/1/2037	776,522
3,557	6.500%, 4/1/2038	4,053
2,839	6.500%, 4/1/2038	3,239
242	7.000%, 10/1/2020	247
9,278	7.000%, 4/1/2032	10,520
256,381	7.000%, 4/1/2032	294,275
56,799	7.000%, 9/1/2037	65,746
24,066	7.500%, 8/1/2029	27,499
28,187	7.500%, 10/1/2029	32,090
14,022	7.500%, 11/1/2029	15,985
17,626	7.500%, 4/1/2031	19,505
15,760	7.500%, 5/1/2031	18,067
4,245	8.000%, 3/1/2030	4,876
37,578	8.000%, 1/1/2031	43,771
56,632	8.000%, 2/1/2031	65,485
58,437	8.000%, 3/1/2031	68,042
1,844	8.500%, 9/1/2025	2,038
612	8.500%, 9/1/2025	672
	TOTAL	1,048,537,161
	Federal National Mortgage Association—42.8%
3,613,116	3.000%, 2/1/2032	3,651,960
6,512,740	3.000%, 8/1/2043	6,516,418
5,042,192	3.000%, 9/1/2043	5,045,040
15,553,836	3.000%, 8/1/2046	15,514,015
5,851,460	3.000%, 9/1/2046	5,840,136
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,602,363	3.000%, 10/1/2046	$ 2,592,447
9,397,917	3.000%, 10/1/2046	9,362,109
6,154,221	3.000%, 11/1/2046	6,138,465
9,674,740	3.000%, 11/1/2046	9,637,877
5,309,374	3.000%, 11/1/2046	5,289,145
3,134,339	3.000%, 1/1/2047	3,122,396
74,888,600	3.000%, 1/1/2047	74,603,260
1,569,560	3.000%, 2/1/2047	1,567,504
14,359,313	3.000%, 3/1/2047	14,304,601
19,061,963	3.000%, 3/1/2047	19,019,117
2,064,392	3.000%, 4/1/2047	2,056,526
13,263,798	3.000%, 12/1/2047	13,229,840
18,011,442	3.000%, 12/1/2047	17,976,586
5,703,829	3.000%, 2/1/2048	5,680,314
1,570,065	3.000%, 2/1/2048	1,563,592
561,062	3.500%, 11/1/2025	573,701
343,467	3.500%, 11/1/2025	351,205
539,077	3.500%, 12/1/2025	551,222
190,378	3.500%, 1/1/2026	194,666
648,314	3.500%, 1/1/2026	662,919
33,794,584	3.500%, 4/1/2033	34,703,750
15,147,059	3.500%, 9/1/2042	15,555,676
22,912,896	3.500%, 7/1/2045	23,316,202
14,190,590	3.500%, 8/1/2046	14,435,934
18,938,730	3.500%, 8/1/2046	19,260,247
24,914,811	3.500%, 9/1/2046	25,501,286
8,682,025	3.500%, 11/1/2046	8,837,556
8,723,772	3.500%, 2/1/2047	8,874,599
29,143,509	3.500%, 11/1/2047	29,610,947
27,037,344	3.500%, 12/1/2047	27,589,289
33,868,155	3.500%, 12/1/2047	34,432,541
33,230,914	3.500%, 12/1/2047	33,930,066
16,487,712	3.500%, 1/1/2048	16,752,162
19,083,471	3.500%, 4/1/2048	19,359,737
19,953,962	3.500%, 5/1/2048	20,274,008
486,172	4.000%, 12/1/2025	501,046
544,589	4.000%, 7/1/2026	560,706
3,221,587	4.000%, 2/1/2041	3,360,661
8,475,225	4.000%, 12/1/2041	8,841,095
3,355,777	4.000%, 3/1/2042	3,504,838
6,684,284	4.000%, 4/1/2042	6,948,820
11,317,886	4.000%, 10/1/2045	11,827,693
2,643,571	4.000%, 3/1/2046	2,738,692
4,011,728	4.000%, 7/1/2046	4,188,673
3,638,417	4.000%, 9/1/2046	3,802,307
6,768,943	4.000%, 11/1/2046	7,071,730
28,989,119	4.000%, 6/1/2047	30,385,507
11,394,144	4.000%, 10/1/2047	11,795,226
15,202,101	4.000%, 10/1/2047	15,720,597
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$12,032,145	4.000%, 11/1/2047	$ 12,544,046
21,365,448	4.000%, 12/1/2047	22,154,247
14,446,139	4.000%, 12/1/2047	15,137,487
7,807,028	4.000%, 1/1/2048	8,113,557
19,229,434	4.000%, 2/1/2048	19,903,318
11,497,528	4.000%, 2/1/2048	11,905,842
5,210,223	4.000%, 2/1/2048	5,440,030
14,896,682	4.000%, 2/1/2048	15,395,451
21,212,400	4.000%, 2/1/2048	21,978,979
5,092,800	4.000%, 3/1/2048	5,317,428
4,783,120	4.000%, 3/1/2048	4,995,584
56,007,747	4.000%, 3/1/2048	57,882,993
12,708,499	4.000%, 4/1/2048	13,137,975
12,552,129	4.000%, 5/1/2048	12,929,250
3,783,318	4.000%, 6/1/2048	3,894,621
15,164,834	4.000%, 6/1/2048	15,620,452
16,488,762	4.000%, 7/1/2048	16,963,546
6,638,818	4.000%, 11/1/2048	6,861,617
4,372	4.500%, 12/1/2019	4,367
225,674	4.500%, 2/1/2039	239,486
1,341,396	4.500%, 5/1/2040	1,422,241
4,422,971	4.500%, 10/1/2040	4,689,541
425,018	4.500%, 11/1/2040	450,634
5,017,990	4.500%, 4/1/2041	5,317,285
2,496,151	4.500%, 6/1/2041	2,644,252
5,462,383	4.500%, 9/1/2041	5,778,795
12,985,133	4.500%, 5/1/2048	13,581,078
21,878,540	4.500%, 8/1/2048	22,802,307
12,006,850	4.500%, 9/1/2048	12,521,313
698,788	5.000%, 5/1/2023	720,939
131,203	5.000%, 8/1/2023	135,529
520,892	5.000%, 11/1/2023	540,733
2,558,859	5.000%, 2/1/2036	2,769,188
1,535,426	5.000%, 7/1/2040	1,652,963
1,571,289	5.000%, 10/1/2041	1,690,099
4,636,121	5.000%, 7/1/2048	4,911,334
20,052,297	5.000%, 2/1/2049	21,230,120
62,366	5.500%, 1/1/2032	67,881
35,012	5.500%, 1/1/2032	38,133
487,032	5.500%, 9/1/2034	533,950
1,613,078	5.500%, 12/1/2034	1,768,514
53,904	5.500%, 4/1/2035	59,040
594,736	5.500%, 11/1/2035	651,093
374,549	5.500%, 1/1/2036	410,640
133,618	5.500%, 3/1/2036	146,376
856,683	5.500%, 4/1/2036	938,661
585,313	5.500%, 4/1/2036	643,542
324,361	5.500%, 5/1/2036	355,611
182,794	5.500%, 9/1/2036	200,326
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 588,939	5.500%, 8/1/2037	$ 645,659
205,091	5.500%, 7/1/2038	223,478
881,328	5.500%, 4/1/2041	956,763
15,962	6.000%, 1/1/2029	17,392
2,137	6.000%, 1/1/2029	2,205
20,425	6.000%, 2/1/2029	22,267
8,329	6.000%, 2/1/2029	9,086
5,070	6.000%, 4/1/2029	5,571
11,909	6.000%, 5/1/2029	13,003
18,353	6.000%, 5/1/2029	20,130
791,171	6.000%, 7/1/2034	885,415
434,526	6.000%, 11/1/2034	485,694
206,219	6.000%, 7/1/2036	232,745
56,644	6.000%, 7/1/2036	63,805
264,763	6.000%, 10/1/2037	297,936
262,300	6.000%, 6/1/2038	294,739
1,191,235	6.000%, 7/1/2038	1,338,128
82,279	6.000%, 9/1/2038	92,446
72,739	6.000%, 10/1/2038	81,721
444,651	6.000%, 2/1/2039	500,503
34,284	6.500%, 9/1/2028	36,996
4,977	6.500%, 8/1/2029	5,515
5,753	6.500%, 6/1/2031	6,461
15,760	6.500%, 6/1/2031	17,659
5,374	6.500%, 6/1/2031	5,994
5,931	6.500%, 6/1/2031	6,625
35,038	6.500%, 12/1/2031	39,616
3,402	6.500%, 1/1/2032	3,847
49,496	6.500%, 3/1/2032	56,011
207,425	6.500%, 4/1/2032	233,723
84,374	6.500%, 5/1/2032	95,414
331,254	6.500%, 7/1/2036	377,750
11,854	6.500%, 8/1/2036	13,550
14,610	6.500%, 9/1/2036	16,739
98,128	6.500%, 12/1/2036	111,748
119,315	6.500%, 9/1/2037	136,165
6,529	6.500%, 12/1/2037	7,453
96,300	6.500%, 10/1/2038	109,903
1,133	7.000%, 7/1/2023	1,201
26,667	7.000%, 2/1/2024	28,214
1,145	7.000%, 5/1/2024	1,229
2,444	7.000%, 7/1/2024	2,642
1,355	7.000%, 7/1/2025	1,480
18,193	7.000%, 9/1/2031	20,644
6,352	7.000%, 9/1/2031	7,277
135,078	7.000%, 11/1/2031	154,910
11,779	7.000%, 12/1/2031	13,292
173,316	7.000%, 1/1/2032	196,788
30,096	7.000%, 2/1/2032	34,456
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 42,642	7.000%, 3/1/2032	$ 48,792
279,654	7.000%, 3/1/2032	314,569
33,979	7.000%, 4/1/2032	38,594
126,749	7.000%, 4/1/2032	145,651
5,918	7.000%, 4/1/2032	6,797
30,194	7.000%, 6/1/2032	34,672
345,157	7.000%, 6/1/2037	399,218
1,035	7.500%, 1/1/2030	1,187
12,188	7.500%, 9/1/2030	13,927
18,364	7.500%, 5/1/2031	21,140
4,793	7.500%, 6/1/2031	5,489
50,249	7.500%, 8/1/2031	57,817
47,723	7.500%, 1/1/2032	54,075
5,090	7.500%, 6/1/2033	5,803
332	8.000%, 7/1/2023	349
5,347	8.000%, 10/1/2026	6,020
2,797	8.000%, 11/1/2029	3,216
550	9.000%, 6/1/2025	612
	TOTAL	1,056,908,962
	Government National Mortgage Association—7.0%
23,906,750	3.000%, 1/20/2047	24,050,549
1,983,715	3.500%, 8/15/2043	2,038,856
1,531,454	3.500%, 8/15/2043	1,574,023
19,872,619	3.500%, 3/20/2047	20,378,030
22,933,989	3.500%, 11/20/2047	23,474,257
1,992,369	4.000%, 9/15/2040	2,081,905
4,644,701	4.000%, 10/15/2040	4,853,433
2,145,478	4.000%, 1/15/2041	2,240,554
3,032,008	4.000%, 10/15/2041	3,165,423
9,451,754	4.000%, 5/20/2047	9,790,259
24,081,739	4.000%, 6/15/2048	24,887,403
491,632	4.500%, 1/15/2039	517,837
395,891	4.500%, 6/15/2039	418,898
1,628,254	4.500%, 10/15/2039	1,722,880
541,651	4.500%, 1/15/2040	573,129
306,663	4.500%, 6/15/2040	324,485
448,179	4.500%, 9/15/2040	474,226
601,912	4.500%, 2/15/2041	636,892
1,463,613	4.500%, 3/15/2041	1,548,671
161,323	4.500%, 5/15/2041	170,597
5,121,229	4.500%, 6/20/2041	5,402,462
785,862	4.500%, 9/15/2041	830,059
743,521	4.500%, 10/15/2043	785,801
453,846	4.500%, 11/15/2043	478,520
22,773,639	4.500%, 8/20/2048	23,654,187
11,795,716	4.500%, 10/20/2048	12,261,015
662,758	5.000%, 1/15/2039	707,418
644,274	5.000%, 5/15/2039	689,027
936,008	5.000%, 8/20/2039	1,001,262
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$263,372	5.500%, 12/15/2038	$ 289,120
198,413	5.500%, 12/20/2038	214,830
362,750	5.500%, 1/15/2039	399,183
429,091	5.500%, 2/15/2039	471,665
9,556	6.000%, 10/15/2028	10,409
12,270	6.000%, 3/15/2029	13,358
157,685	6.000%, 2/15/2036	177,482
202,838	6.000%, 4/15/2036	228,747
215,629	6.000%, 6/15/2037	243,452
20,474	6.500%, 10/15/2028	22,719
7,867	6.500%, 10/15/2028	8,514
9,871	6.500%, 11/15/2028	10,866
19,089	6.500%, 12/15/2028	20,999
6,367	6.500%, 2/15/2029	7,057
15,232	6.500%, 3/15/2029	16,856
30,013	6.500%, 9/15/2031	33,874
64,905	6.500%, 2/15/2032	73,078
19,843	7.000%, 11/15/2027	21,988
15,748	7.000%, 12/15/2027	17,549
12,574	7.000%, 6/15/2028	13,748
21,180	7.000%, 11/15/2028	23,469
9,301	7.000%, 1/15/2029	10,416
8,558	7.000%, 5/15/2029	9,640
2,534	7.000%, 10/15/2029	2,846
24,813	7.000%, 5/15/2030	27,965
16,632	7.000%, 11/15/2030	18,853
18,253	7.000%, 12/15/2030	20,442
31,611	7.000%, 6/15/2031	35,380
16,217	7.000%, 8/15/2031	18,374
67,363	7.000%, 10/15/2031	76,797
11,932	7.000%, 12/15/2031	13,651
19,805	7.500%, 8/15/2029	22,467
47,354	7.500%, 10/15/2029	53,995
57,128	7.500%, 6/15/2030	65,636
5,014	7.500%, 10/15/2030	5,731
7,672	7.500%, 1/15/2031	8,857
5,425	8.000%, 1/15/2022	5,696
3,353	8.000%, 6/15/2022	3,537
4,312	8.000%, 8/15/2029	4,959
2,821	8.000%, 10/15/2029	3,256
10,121	8.000%, 11/15/2029	11,691
10,532	8.000%, 1/15/2030	12,059
3,856	8.000%, 10/15/2030	4,459
82,208	8.000%, 11/15/2030	95,503
4,394	8.500%, 5/15/2029	5,116
377	9.500%, 10/15/2020	390
	TOTAL	173,588,737
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,218,648,914)	2,279,034,860
9

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.6%
64,293,752	Federated Government Obligations Fund, Premier Shares, 2.36%[1] (IDENTIFIED COST $64,293,752)	$ 64,293,752
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $2,392,938,006)	2,452,915,374
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	18,822,649
	TOTAL NET ASSETS—100%	$ 2,471,738,023
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2018	89,372,028
Purchases/Additions	270,240,158
Sales/Reductions	(295,318,434)
Balance of Shares Held 3/31/2019	64,293,752
Value	$ 64,293,752
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$ 444,686
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$ 6,296,232	$—	$ 6,296,232
Collateralized Mortgage Obligations	—	45,456,883	—	45,456,883
Commercial Mortgage-Backed Securities	—	57,833,647	—	57,833,647
Mortgage-Backed Securities	—	2,279,034,860	—	2,279,034,860
Investment Company	64,293,752	—	—	64,293,752
TOTAL SECURITIES	$64,293,752	$2,388,621,622	$—	$2,452,915,374
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
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